S000066840 [Member] Expense Example - Western Asset Premier Institutional Liquid Reserves - Capital Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	188
Expense Example, with Redemption, 10 Years	$ 456